See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Schedule of Investments -- December 31, 1997

                                                                                                         Shares or
                                                     Market                                              Principal       Market
                                        Shares       Value                                                  Amount        Value



-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 96.2%
-------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES -- 4.1%
First Data Corporation                   65,000   $ 1,901,250
-------------------------------------------------------------------------------------------------------------------------------

CHEMICALS -- 7.4%
BetzDearborn, Inc.                         30,000      1,831,875
W.R. Grace & Company                      20,000   1,608,750
-------------------------------------------------------------------------------------------------------------------------------
                                                  3,440,625
-------------------------------------------------------------------------------------------------------------------------------

COMPUTERS & BUSINESS EQUIPMENT -- 10.9%
Dell Computer Corporation (a)            60,000   5,040,000
-------------------------------------------------------------------------------------------------------------------------------

CONGLOMERATES -- 4.3%
Gillette Company                         20,000   2,008,750
-------------------------------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.6%
Millipore Corporation                    35,000   1,187,813
-------------------------------------------------------------------------------------------------------------------------------

ELECTRONICS -- 11.5%
Applied Materials, Inc. (a)              70,000   2,108,750
Intel Corporation                        46,000               3,231,500
-------------------------------------------------------------------------------------------------------------------------------
                                                  5,340,250
-------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 16.9%
Charles Schwab Corporation               82,500   3,459,844
Franklin Resources, Inc.                 33,000   2,868,937
MoneyGram Payment Systems, Inc. (a)    140,000    1,505,000
-------------------------------------------------------------------------------------------------------------------------------
                                                  7,833,781
-------------------------------------------------------------------------------------------------------------------------------

HOTELS & RESTAURANTS -- 6.9%
Host Marriott Corp. (a)                  70,000   1,373,750
Mirage Resorts, Incorporated (a)         80,000   1,820,000
-------------------------------------------------------------------------------------------------------------------------------
                                                  3,193,750
-------------------------------------------------------------------------------------------------------------------------------

LEISURE TIME -- 6.6%
Pixar, Inc. (a)                          50,000   1,081,250
The Walt Disney Company                  20,000   1,981,250
-------------------------------------------------------------------------------------------------------------------------------
                                                 3,062,500
-------------------------------------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 2.7%
Sealed Air Corporation (a)               20,000   1,235,000
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE OPERATIONS -- 3.8%
CCA Prison Realty Trust                  40,000   $ 1,785,000
-------------------------------------------------------------------------------------------------------------------------------

RETAIL -- 8.6%
Fred Meyer, Inc. (a)                    109,200   3,972,150
-------------------------------------------------------------------------------------------------------------------------------

SOFTWARE -- 9.9%
Microsoft Corporation (a)                24,000   3,102,000
Transaction Systems Architects, Inc. (a)         40,000       1,520,000
-------------------------------------------------------------------------------------------------------------------------------
                                                  4,622,000
-------------------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(cost $18,047,300)                                44,622,869
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.9%
-------------------------------------------------------------------------------------------------------------------------------
State Street Bank and Trust  Company  4.75%,  due 01/02/98,  (collateralized  by
   $1,830,000 par value U.S. Treasury Notes, 5.875%, due 10/31/98,  with a value of
   $1,850,690, cost $1,812,000)             1,812,000         1,812,000
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%
(cost $19,859,300)*                                    46,434,869
LIABILITIES IN EXCESS OF OTHER
     ASSETS - (0.1)%                               (56,462)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS-- 100.0%                                 $46,378,407
===============================================================================================================================


(a)   non-income producing security

* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $26,994,664 and $419,095, respectively. Net unrealized appreciation for tax purposes is $26,575,569.

See notes to financial statements
 .

See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Statement of Assets and Liabilities
December 31, 1997


ASSETS
Investments, at value (cost $19,859,300)                                                                  $  46,434,869
Cash                                                                                                                842
Dividends and interest receivable                                                                                25,339
Due from Adviser                                                                                                  6,202
                                                                                                          -------------
                                                                                                             46,467,252

LIABILITIES
Directors fees payable                                                                                            3,000
Advisory fees payable                                                                                            29,359
Accrued expenses                                                                                                 56,486
                                                                                                          -------------
                                                                                                                 88,845
TOTAL NET ASSETS                                                                                          $  46,378,407
                                                                                                          =============

NET ASSETS CONSIST OF:
Paid in capital                                                                                           $  18,348,425
Accumulated net realized gain on investments                                                                  1,454,413
Net unrealized appreciation of investments                                                                   26,575,569
                                                                                                          -------------
TOTAL NET ASSETS                                                                                          $  46,378,407
                                                                                                          =============

Shares outstanding                                                                                             3,144,213
Net asset value per share                                                                                          $ 14.75


See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Statement of Operations
For the year ended December 31, 1997

INVESTMENT INCOME
Interest income                                                                                           $      30,935
Dividend income                                                                                                 163,094
                                                                                                          -------------
                                                                                                                194,029

EXPENSES
Investment Adviser fee                                                                                          313,749
Custodian fees                                                                                                   32,536
Administration fees                                                                                              43,165
Audit fees                                                                                                       15,000
Directors' fees and expenses                                                                                      3,000
Printing expenses                                                                                                 2,000
Other                                                                                                               264
                                                                                                          -------------
Operating expenses before fee waiver                                                                            409,714
Fees waived and expenses reimbursed                                                                             (54,131)
                                                                                                          --------------
                                                                                                                355,583
NET INVESTMENT LOSS                                                                                            (161,554)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                                                              5,194,303
Net change in unrealized appreciation of investments                                                          9,864,234
                                                                                                          -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                              15,058,537
                                                                                                          -------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                                        $  14,896,983
                                                                                                          =============

See notes to financial statements
GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Statements of Changes in Net Assets

                                                                                          Year ended December 31,
                                                                                           1997                1996
                                                                                           ----                ----
INCREASE IN NET ASSETS
From operations:
   Net investment loss                                                              $     (161,554)       $     (190,588)
    Net realized gain on investments                                                    5,194,303             3,186,767
     Net change in unrealized appreciation of investments                               9,864,234             3,967,540
                                                                                    -------------         -------------
Net increase in net assets resulting from operations                                   14,896,983             6,963,719

Dividends and distributions to shareholders from:
     Net realized gains                                                                (3,656,425)                    -

Net fund share transactions                                                             2,899,412                (463,327)
                                                                                    -------------         ----------------

Increase in net assets                                                                 14,139,970             6,500,392

NET ASSETS
Beginning of period                                                                    32,238,437            25,738,045
                                                                                    -------------         -------------
End of period                                                                       $  46,378,407         $  32,238,437
                                                                                    =============         =============


GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Financial Highlights



Selected data for a share outstanding throughout each period are as follows*



                                                                         Year ended December 31,
                                                         --------------------------------------------------------------
                                          ---------------
                                               1997           1996            1995           1994            1993
                                               ----           ----            ----           ----            ----
Net Asset Value, beginning of period      $    10.93     $    8.582      $    5.615     $    5.239      $    4.287
                                          -----------------------------------------------------------------------------

Investment Operations
Net investment income (loss)                   (0.05)        (0.065)         (0.069)        (0.042)         (0.030)
Net realized and unrealized gain                5.13          2.413           3.036          0.418           0.982
                                                         --------------------------------------------------------------
                                          ---------------
Total from investment operations        ........5.08          2.348           2.967          0.376           0.952

Distributions to Shareholders from:
Net realized gains                            (1.26)            -              -               -              -
                                          -----------------------------------------------------------------------------
Total distributions                           (1.26)            -              -               -              -
                                          -----------------------------------------------------------------------------

Net Asset Value, end of period            $    14.75     $   10.930      $    8.582     $    5.615      $    5.239
                                                         ==============================================================
                                          ===============

Total Return                                  46.50%         27.36%          52.84%          7.19%          22.20%
                                          =============================================================================

Ratios and Supplemental Data:
Expenses to average net assets (1)            0.85%           1.27%          1.41%           1.43%          1.43%
Net investment income (loss)
     to average net assets (2)               (0.39%)         (0.68%)        (0.94%)         (0.80%)        (0.65%)
Portfolio turnover rate                        20.54%         34.58%         18.11%     30.84%          42.04%
Average commission rate (3)                  $0.0575         $0.0700           -               -              -
Net Assets, end of period (in
   thousands)                                $46,378         $32,238     $25,738        $17,267         $16,584




* Prior to November 1, 1996, activity represents accumulated unit values of the Separate Account which have been converted to share values for presentation purposes.

(1) If the Investment Adviser had not waived expenses, the ratio of operating expenses to average net assets would have been 0.98% and 1.34% for the years ended December 31, 1997 and 1996, respectively.
(2) If the Investment Adviser had not waived expenses, the ratio of net investment loss to average net assets would have been (0.52%) and (0.75%) for the years ended December 31, 1997 and 1996, respectively.
(3) Represents the average commission rate paid on equity security transactions on which commissions are charged.

GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Notes to Financial Statements
December 31, 1997

1.   Organization and Summary of Significant Accounting Policies
Transamerica Variable Insurance Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Fund currently consists of two investment portfolios, the Growth Portfolio and the Money Market Portfolio (the "Portfolios"). The Growth Portfolio's investment objective is long-term capital growth and the Money Market Portfolio's investment objective is to maximize current income. The Money Market Portfolio commenced operations on January 2, 1998. These financial statements pertain only to the Growth Portfolio.

The Fund was established as a Maryland Corporation on June 23, 1995, as the successor to Transamerica Occidental's Separate Account Fund C (the "Separate Account") which was organized as an open-end diversified management investment company. On November 1, 1996, all investments held by the Separate Account with a fair value of $29,567,077 and a cost basis of $15,661,836 were transferred to the Growth Portfolio of the Fund. In exchange for these investments, the Separate Account received all of the outstanding shares (2,956,116) of the Fund. This transaction was accounted for in a manner similar to a pooling of interests. Thereafter, the Separate Account's only investment is an investment in the Fund.

As the Fund is treated as the successor to the Separate Account, all activity prior to November 1, 1996 incorporates activity of the Separate Account. Effective October 31, 1996, the net asset value of the Fund was re-priced at $10 per unit. All previous accumulation unit values of the Separate Account have been restated for presentation purposes to account for this change. Selected financial information for the ten month period ended October 31, 1996 is as follows:

 Investment income                                         $154,796
 Expenses                                                  (311,877)
                                                      -----------------
 Net investment loss                                       (157,081)
 Net realized and unrealized gain on investments          4,374,273
                                                      -----------------

 Net increase in net assets resulting from operations    $4,217,192
                                             =================

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(A) Valuation of Securities - Equity securities traded on a national exchange, NASDAQ and over-the-counter securities are valued at the last sale price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures established  by the  Fund's  Board of  Directors.  Debt  securities  with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements - The Portfolios may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when the Portfolios purchase an interest-bearing debt obligation and the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. If the seller is unable to make a timely repurchase, the Portfolio's expected proceeds could be delayed, or the Portfolio could suffer a loss in principal or current interest, or incur costs in liquidating the collateral.

(C) Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded daily on an accrual basis. Realized gains and losses on investments are determined using the identified cost method for both financial statement and Federal income tax purposes. The aggregate cost of securities purchased (excluding short-term investments) and proceeds from sales for the Growth Portfolio were $8,374,876 and $10,662,938 respectively, for the year ended December 31, 1997.

GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Notes to Financial Statements
December 31, 1997

(D)    Dividends  and   Distributions   -  The  Growth   Portfolio   distributes
       substantially all of its net investment income and capital gains, if any, in the form of dividends to its shareholders. The Growth Portfolio declares
       its dividends and capital gain distributions at least annually.

(E) Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(F) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

2.    Investment Advisory Fees and Other Transactions With Affiliates
The Fund has entered into an Investment Advisory Agreement with Transamerica Occidental Life Insurance Company ("the "Adviser"), a wholly owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a wholly owned subsidiary of Transamerica Corporation. For its services to the Growth Portfolio, the Adviser receives an annual advisory fee of 0.75% of the average daily net assets of the Portfolio.

The Adviser has contracted with Transamerica Investment Services, Inc., a wholly-owned subsidiary of Transamerica Corporation to provide investment advice to the Portfolio. Transamerica Investment Services receives its fee directly from the Adviser, and receives no compensation from the Portfolio.

The Adviser, at its discretion, has agreed to waive its fee and assume any other operating expenses (other than certain extraordinary or non-recurring expenses) of the Portfolio which exceed 0.85% of the average daily net assets of the Portfolio.

Certain directors and officers of the Fund are also directors and officers of the Adviser, the Separate Account, Transamerica Investment Services, and other affiliated Transamerica entities, however they receive no compensation from the Fund.

All shares of the Fund are owned by the Separate Account.

3.   Capital Stock Transactions
The Fund has one billion shares of $0.001 par value stock authorized. As of December 31, 1997, the Growth Portfolio was authorized to issue two hundred million shares.


                                               Year ended December 31, 1997        Year ended December 31, 1996
                                               ----------------------------        ----------------------------
                                                 Shares            Amount           Shares            Amount
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------
    Capital stock sold                       -                $                                  $          13,223
                                                              -                 1,200
    Separate Account Deposits*                                -                 -
    Separate Account Annuity Payments*                                          -                36,216

                                                                                                 (424,375)
    Capital stock issued upon
         reinvestment of dividends and
         distributions
                                             247,893          3,656,425
    Capital stock redeemed
                                             (53,456)         (757,013)         (7,540)          (88,391)
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------
    Net increase (decrease)                          194,437       $2,899,412                    $       (463,327)
                                                                                (6,340)
    ---------------------------------------- ---------------- ----------------- ---------------- ------------------


GROWTH PORTFOLIO OF THE TRANSAMERICA VARIABLE INSURANCE FUND, INC. Notes to Financial Statements
December 31, 1997

*Prior to November 1, 1996, the Separate Account received deposits from and made certain annuity payments and distributions to unit holders of the Separate Account. These transactions are classified as fund share transactions in the Statements of Changes in Net Assets.

4.    Federal Income Tax
Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales, net operating losses and capital loss carryforwards. For the year ended December 31, 1997, the Growth Portfolio increased accumulated net investment loss by $195,061, decreased accumulated net realized gain on investments by $49,556 and decreased paid in capital by $145,505.